ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2014
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12.  ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	58,810,186	65,780,019	81,743,081
Warranty provision	12,467,698	16,587,011	21,657,158
Warranty costs incurred or claimed	(5,497,865)	(623,949)	(202,909)
Ending balance	65,780,019	81,743,081	103,197,330